Quarterly Report
September 30, 2022
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 1.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.143%, 11/15/2054 (i)		$2,107,832	$128,569
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.423%, 7/15/2054 (i)		2,083,595	155,049
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.753%, 2/15/2054 (i)		1,335,384	124,199
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.379%, 2/15/2054 (i)		4,277,850	297,177
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)		2,521,344	159,461
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)		3,293,288	238,656
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.397%, 8/15/2054 (i)		3,951,993	293,961
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.434%, 2/15/2054 (i)		3,305,005	255,025
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.153%, 6/15/2064 (i)		1,301,695	78,833
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.42%, 5/15/2054 (i)		1,654,981	119,494
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.346%, 6/15/2054 (i)		2,012,007	131,449
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.674%, 8/15/2054 (i)		1,462,941	132,577
			$2,114,450
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$266,835
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$55,000	$55,000
Howard University, Washington D.C., 2.416%, 10/01/2024		66,000	62,221
Howard University, Washington D.C., 2.516%, 10/01/2025		82,000	75,547
			$192,768
International Market Sovereign – 59.1%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	1,015,050	$678,978
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		408,450	321,312
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		82,194	46,105
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2026	EUR	2,263,011	2,261,236
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030		3,824,914	3,906,499
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2033		2,651,319	2,600,920
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046		1,549,234	1,573,285
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	522,858	419,952
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		3,975,638	3,440,891
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,862,280	1,289,555
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	396,134,800	2,857,491
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		221,924,750	1,626,906
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,687,980	986,733
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		7,479,360	4,133,995
Kingdom of Spain, Inflation Linked Bond, 0.15%, 11/30/2023	EUR	3,757,437	3,751,331
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		1,918,356	1,897,318
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		6,006,121	5,898,249
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		127,157	115,926
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2030 (n)	SEK	6,634,552	674,043
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	10,818,959	10,935,529
Republic of France, Inflation Linked Bond, 3.4%, 7/25/2029		5,617,400	6,764,954
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036 (n)		3,020,946	2,727,774
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		1,356,391	1,160,028
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		382,641	322,169
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		4,540,120	4,778,812
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2024	GBP	6,803,713	7,753,937
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029		5,234,810	5,799,745
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,138,376	1,354,803
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,774,824	2,451,591
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		1,650,500	1,878,930
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		2,453,046	3,221,962
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		1,653,833	2,075,231

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	2,003,766	$2,531,510
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		565,080	652,518
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,072,115	1,251,082
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,111,857	2,810,115
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,024,837	1,316,153
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		794,315	982,358
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		846,711	1,410,123
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,616,377	2,114,698
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,272,404	1,859,558
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		797,583	1,127,959
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		969,354	1,405,949
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		189,304	312,950
			$107,481,163
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028		$487,000	$477,989
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038		144,000	131,185
			$609,174
Mortgage-Backed – 0.9%
Freddie Mac, 1.916%, 4/25/2030 (i)		$564,669	$61,063
Freddie Mac, 1.766%, 5/25/2030 (i)		1,221,668	124,227
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	48,334
Freddie Mac, 0.421%, 1/25/2031 (i)		4,878,975	101,198
Freddie Mac, 0.873%, 1/25/2031 (i)		1,882,263	98,118
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	88,146
Freddie Mac, 0.612%, 3/25/2031 (i)		5,927,327	197,897
Freddie Mac, 1.333%, 5/25/2031 (i)		709,327	58,541
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	74,571
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	168,174
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	85,456
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	183,391
Freddie Mac, 0.597%, 12/25/2031 (i)		6,916,623	251,435
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	46,105
			$1,586,656
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		$395,000	$341,652
U.S. Treasury Inflation Protected Securities – 37.3%
U.S. Treasury Bonds, 0.25%, 1/15/2025 (f)		$5,925,276	$5,670,135
U.S. Treasury Bonds, 2%, 1/15/2026		6,618,676	6,597,734
U.S. Treasury Bonds, 0.375%, 1/15/2027		4,262,053	3,981,190
U.S. Treasury Bonds, 0.75%, 2/15/2042		11,480,429	9,229,862
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,459,885	2,667,625
U.S. Treasury Bonds, 1%, 2/15/2048		409,688	331,939
U.S. Treasury Bonds, 0.25%, 2/15/2050		406,326	266,266
U.S. Treasury Bonds, 0.125%, 2/15/2051		2,987,145	1,874,317
U.S. Treasury Bonds, 0.125%, 2/15/2052		3,017,234	1,906,907
U.S. Treasury Notes, 0.375%, 7/15/2025		9,885,869	9,446,991
U.S. Treasury Notes, 0.875%, 1/15/2029		13,493,295	12,688,441
U.S. Treasury Notes, 0.125%, 1/15/2031		9,405,341	8,216,355
U.S. Treasury Notes, 0.125%, 1/15/2032		5,771,412	4,989,341
			$67,867,103
Total Bonds			$180,459,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.64% (v)	540,200	$540,255

Other Assets, Less Liabilities – 0.5%		834,189
Net Assets – 100.0%		$181,834,245
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $540,255 and $180,459,801, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,839,912, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 9/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	72,947	USD	71,550	HSBC Bank	10/21/2022	$26
EUR	514,087	USD	494,638	Morgan Stanley Capital Services, Inc.	10/21/2022	9,780
EUR	1,142,750	USD	1,101,829	NatWest Markets PLC	10/21/2022	19,428
GBP	131,939	USD	141,959	Brown Brothers Harriman	10/21/2022	5,412
USD	967,145	AUD	1,437,422	Deutsche Bank AG	10/21/2022	47,539
USD	720,074	AUD	1,074,082	Morgan Stanley Capital Services, Inc.	10/21/2022	32,918
USD	279,222	AUD	435,127	State Street Bank Corp.	10/21/2022	845
USD	4,394,143	CAD	5,791,162	Morgan Stanley Capital Services, Inc.	10/21/2022	201,940
USD	1,026,820	CAD	1,311,378	NatWest Markets PLC	10/21/2022	77,518
USD	301,388	EUR	297,234	Deutsche Bank AG	10/21/2022	9,743
USD	2,791,552	EUR	2,762,675	Goldman Sachs International	10/21/2022	80,837
USD	8,716,683	EUR	8,613,841	JPMorgan Chase Bank N.A.	10/21/2022	264,847
USD	1,189,138	EUR	1,185,124	Merrill Lynch International	10/21/2022	26,303
USD	10,546,498	EUR	10,536,015	Morgan Stanley Capital Services, Inc.	10/21/2022	208,638
USD	1,493,192	EUR	1,458,828	NatWest Markets PLC	10/21/2022	61,801
USD	1,716,772	EUR	1,688,279	State Street Bank Corp.	10/21/2022	60,245
USD	825,367	GBP	725,911	Brown Brothers Harriman	10/21/2022	14,554
USD	11,716,114	GBP	9,820,040	Deutsche Bank AG	10/21/2022	747,524
USD	317,400	GBP	277,696	HSBC Bank	10/21/2022	7,224
USD	147,849	GBP	129,691	JPMorgan Chase Bank N.A.	10/21/2022	2,989
USD	401,604	GBP	337,086	Merrill Lynch International	10/21/2022	25,093

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,185,117	GBP	985,867	Morgan Stanley Capital Services, Inc.	10/21/2022	$83,944
USD	1,756,377	GBP	1,522,515	State Street Bank Corp.	10/21/2022	55,788
USD	981,724	JPY	135,617,136	JPMorgan Chase Bank N.A.	10/21/2022	43,219
USD	97,887	JPY	13,525,499	Merrill Lynch International	10/21/2022	4,287
USD	759,165	JPY	109,691,790	Morgan Stanley Capital Services, Inc.	10/21/2022	70
USD	916,723	NOK	9,440,959	HSBC Bank	10/21/2022	49,607
USD	2,972,212	NOK	29,899,186	Morgan Stanley Capital Services, Inc.	10/21/2022	226,085
USD	4,388,220	NZD	7,196,901	Brown Brothers Harriman	10/21/2022	360,245
USD	1,005,463	NZD	1,686,640	Morgan Stanley Capital Services, Inc.	10/21/2022	61,482
USD	1,539,115	NZD	2,510,687	State Street Bank Corp.	10/21/2022	133,929
USD	1,936,921	SEK	20,808,199	Brown Brothers Harriman	10/21/2022	60,513
USD	615,105	SEK	6,819,553	Merrill Lynch International	10/21/2022	143
USD	992,708	SEK	10,400,046	Morgan Stanley Capital Services, Inc.	10/21/2022	54,870
						$3,039,386
Liability Derivatives
AUD	1,936,028	USD	1,326,361	Brown Brothers Harriman	10/21/2022	$(87,767)
AUD	2,120,721	USD	1,450,654	Deutsche Bank AG	10/21/2022	(93,900)
CAD	6,559,337	USD	5,033,957	State Street Bank Corp.	10/21/2022	(285,675)
DKK	3,369,185	USD	458,878	HSBC Bank	10/21/2022	(14,246)
EUR	996,940	USD	1,035,960	Brown Brothers Harriman	10/21/2022	(57,770)
EUR	1,926,591	USD	1,942,535	HSBC Bank	10/21/2022	(52,179)
EUR	1,294,867	USD	1,301,758	JPMorgan Chase Bank N.A.	10/21/2022	(31,245)
EUR	1,702,943	USD	1,764,321	Morgan Stanley Capital Services, Inc.	10/21/2022	(93,406)
EUR	996,940	USD	1,034,217	NatWest Markets PLC	10/21/2022	(56,026)
EUR	222,054	USD	227,847	UBS AG	10/21/2022	(9,969)
GBP	484,725	USD	559,117	Brown Brothers Harriman	10/21/2022	(17,699)
GBP	1,274,444	USD	1,468,860	HSBC Bank	10/21/2022	(45,357)
GBP	6,357,182	USD	7,413,394	Morgan Stanley Capital Services, Inc.	10/21/2022	(312,677)
JPY	12,754,548	USD	88,267	Brown Brothers Harriman	10/21/2022	(2)
JPY	13,752,372	USD	103,823	Goldman Sachs International	10/21/2022	(8,653)
JPY	211,814,087	USD	1,554,314	Merrill Lynch International	10/21/2022	(88,507)
JPY	135,628,299	USD	1,004,422	State Street Bank Corp.	10/21/2022	(65,839)
NOK	19,816,707	USD	2,088,321	Barclays Bank PLC	10/21/2022	(268,232)
NOK	19,571,977	USD	1,926,447	HSBC Bank	10/21/2022	(128,835)
NZD	218,914	USD	123,796	Deutsche Bank AG	10/21/2022	(1,274)
NZD	498,335	USD	299,644	State Street Bank Corp.	10/21/2022	(20,735)
SEK	20,707,925	USD	1,955,413	Citibank N.A.	10/21/2022	(88,048)
SEK	13,369,608	USD	1,273,464	Deutsche Bank AG	10/21/2022	(67,841)
SEK	10,629,822	USD	1,042,817	HSBC Bank	10/21/2022	(84,258)
USD	2,019,198	EUR	2,097,123	State Street Bank Corp.	10/21/2022	(38,485)
USD	383,024	GBP	351,526	Barclays Bank PLC	10/21/2022	(9,616)
USD	122,041	GBP	109,451	Deutsche Bank AG	10/21/2022	(212)
USD	111,858	GBP	100,470	NatWest Markets PLC	10/21/2022	(362)
						$(2,028,815)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	16	$1,198,617	December – 2022	$16,748
Euro-Schatz 2 yr	Short	EUR	78	8,192,112	December – 2022	83,552
U.S. Treasury Note 2 yr	Short	USD	141	28,960,078	December – 2022	442,293
						$542,593
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	23	$3,151,000	December – 2022	$(279,443)
At September 30, 2022, the fund had liquid securities with an aggregate value of $363,893 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$67,867,103	$—	$67,867,103
Non - U.S. Sovereign Debt	—	107,481,163	—	107,481,163
Municipal Bonds	—	341,652	—	341,652
U.S. Corporate Bonds	—	1,068,777	—	1,068,777
Residential Mortgage-Backed Securities	—	1,586,656	—	1,586,656
Commercial Mortgage-Backed Securities	—	2,114,450	—	2,114,450
Mutual Funds	540,255	—	—	540,255
Total	$540,255	$180,459,801	$—	$181,000,056
Other Financial Instruments
Futures Contracts – Assets	$542,593	$—	$—	$542,593
Futures Contracts – Liabilities	(279,443)	—	—	(279,443)
Forward Foreign Currency Exchange Contracts – Assets	—	3,039,386	—	3,039,386
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,028,815)	—	(2,028,815)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$157,672	$54,685,746	$54,303,012	$(160)	$9	$540,255
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,673	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	45.9%
United Kingdom	23.3%
France	12.1%
Spain	6.5%
Canada	2.9%
New Zealand	2.8%
Italy	2.6%
Japan	2.5%
Germany	1.2%
Other Countries	0.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.